BASIC AND DILUTED LOSS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2024
BASIC AND DILUTED LOSS PER COMMON SHARE
Schedule of basic and diluted loss per common share

	Year ended December 31,
	2024	2023
Loss and comprehensive loss for the year ($)	(50,268,354)	(79,890,763)
Loss per share – basic and diluted ($)	(0.26)	(0.45)
Basic weighted average number of common shares outstanding	194,032,544	178,363,103
Effect of outstanding securities	—	—
Diluted weighted average number of common shares outstanding	194,032,544	178,363,103